PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity analysis for actuarial assumptions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	R$ 3,503,160	R$ 4,085,376
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,954,418	2,167,726
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	R$ 1,548,742	R$ 1,917,650